TIAA-CREF Managed Allocation Fund
TIAA-CREF Managed Allocation Fund
INVESTMENT OBJECTIVE

The Fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income. The Fund will pursue this goal through a “fund of funds” approach, whereby the Fund will make investments primarily in other mutual funds.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Shareholder Fees TIAA-CREF Managed Allocation Fund (USD $)	Retail Class	Retirement Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	none	none	none
Maximum Deferred Sales Charge	none	none	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption or Exchange Fee	none	none	none
Account Maintenance Fee (annual fee on accounts under $2,000)	15.00	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses TIAA-CREF Managed Allocation Fund		Retail Class	Retirement Class	Institutional Class
Distribution (Rule 12b-1) Fees	[1]	0.25%
Other Expenses		0.12%	0.29%	0.04%
Acquired Fund Fees and Expenses	[2]	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses		0.81%	0.73%	0.48%
Waivers and Expense Reimbursements	[3]	(0.12%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.69%	0.69%	0.44%
[1]	The Retail Class of the Fund has adopted a Distribution (12b-1) Plan that pays the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retail Class shares at the annual rate of up to 0.25% of average daily net assets attributable to Retail Class shares. The fees shown in the chart have been restated to reflect current fees.
[2]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's annual report.
[3]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retail Class shares; (ii) 0.25% of average daily net assets for Retirement Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example TIAA-CREF Managed Allocation Fund (USD $)	Retail Class	Retirement Class	Institutional Class
1 Year	70	70	45
3 Years	247	229	150
5 Years	438	402	265
10 Years	991	903	600

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy and will generally seek to meet its investment objective by investing: (1) approximately 60% of its assets in equity Underlying Funds including up to 5% of its assets in real estate Underlying Funds; and (2) approximately 40% of its assets in fixed-income Underlying Funds (“target allocations”).

The Fund currently intends to invest in the following equity Underlying Funds: Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Emerging Markets Equity Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Global Natural Resources Fund and Real Estate Securities Fund.

The Fund currently intends to invest in the following fixed-income Underlying Funds: Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund and Inflation-Linked Bond Fund.

As a result of its investments in the Underlying Funds, the Managed Allocation Fund’s returns will reflect investments in a mix of domestic stocks of companies of all sizes, foreign equities, real estate securities and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the foreign and domestic equity markets, as well as overall financial and economic conditions. If the portfolio managers believe that the relative attractiveness of the markets in which the equity and fixed-income funds are invested changes, they can adjust the percentage of investments in these Underlying Funds up or down by up to 10%. At any given time the Fund may hold between 0% to 5% of its assets in real estate funds. The Fund’s composite benchmark is a composite of three benchmark indices representing three types of market sectors within the equity and fixed-income Underlying Fund asset classes, i.e., domestic equity, international equity and fixed-income. The composite index is created by applying the results of the benchmark for each of these three market sectors in proportion to the Fund’s target allocations among the three market sectors. For more information about the different indices that comprise the Fund’s composite benchmark index, please see “Additional Information About the Fund’s Composite Index” below.

The composition of the Fund’s fixed-income portion will vary depending on the shape of the yield curve. This means that when there is not much difference between the yield on short-term and long-term bonds, the Fund would normally increase its investments in the Short-Term Bond Fund. The Fund will have less than 5% of its assets in the High-Yield Fund.

The Fund might sometimes be even more heavily weighted toward equities or fixed-income, if Advisors believes market conditions warrant. For example, the Fund might increase its holdings in fixed-income funds in periods when Advisors believes equity markets will decline.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Board has authorized the Fund to invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The Fund may use investments in ETFs and ETNs to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

For flexibility in meeting redemptions, expenses and the timing of new investments, and as a short-term defense during periods of unusual volatility, the Fund may invest in government securities (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), short-term paper or shares of the Money Market Fund. For temporary defensive purposes, the Managed Allocation Fund may invest without limitation in such securities. The Fund cannot guarantee that this strategy will be successful.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations may change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	60.97%	U.S. Equity	45.47%	• Large-Cap Growth Fund	8.48%
				• Enhanced Large-Cap Growth Index Fund	8.44%
				• Enhanced Large-Cap Value Index Fund	8.32%
				• Large-Cap Value Fund	8.32%
				• Growth & Income Fund	7.11%
				• Small-Cap Equity Fund	3.54%
				• Mid-Cap Value Fund	0.63%
				• Mid-Cap Growth Fund	0.63%
		International Equity	15.50%	• Enhanced International Equity Index Fund	5.75%
				• International Equity Fund	5.69%
				• Emerging Markets Equity Fund	4.06%
FIXED-INCOME	39.03%	Fixed-Income	39.03%	• Bond Plus Fund	39.03%

Total	100.00%	100.00%	100.00%

PRINCIPAL INVESTMENT RISKS

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

PAST PERFORMANCE

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Institutional Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Institutional Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class, Retail Class and Retirement Class over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in the benchmark index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

&dagger; The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 6.89%.
Best quarter: 12.65%, for the quarter ended June 30, 2009. Worst quarter: -14.15%, for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2011
Average Annual Returns TIAA-CREF Managed Allocation Fund		One Year	Five Years	Since Inception		Inception Date
Institutional Class		0.31%	1.59%	2.70%		Mar. 31, 2006
Institutional Class After Taxes on Distributions		(0.49%)	0.62%	1.66%
Institutional Class After Taxes on Distributions and Sale of Fund Shares		0.40%	0.85%	1.76%
Retail Class		0.07%	1.47%	2.60%		Mar. 31, 2006
Retirement Class		(0.05%)	1.32%	2.42%		Mar. 31, 2006
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)		1.03%	(0.01%)	1.64%	[1]
Managed Allocation Fund Composite Index (reflects no deductions for fees, expenses or taxes)	[2]	1.89%	2.30%	3.47%	[1]
[1]	Performance is calculated from the inception date of the Institutional Class.
[2]	As of the close of business on December 31, 2011, the Managed Allocation Fund Composite Index consisted of: 45.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 15.0% MSCI EAFE + Emerging Markets Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.